Discontinued operations - Summary of Repurchase and Reverse Repurchase Agreements Relating to Discontinued Operations (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Repurchase and Reverse Repurchase Agreements Relating to Discontinued Operations [Line Items]
Cash paid for reverse repurchase agreements	€ 312	[1]	€ 1,004
Fair value of non-cash collateral received	335	[1]	1,025
Non-cash collateral that can be sold or repledged in the absence of default	0	[1]	€ 695
Discontinued operations [member]
Disclosure of Repurchase and Reverse Repurchase Agreements Relating to Discontinued Operations [Line Items]
Cash paid for reverse repurchase agreements	220
Fair value of non-cash collateral received	220
Non-cash collateral that can be sold or repledged in the absence of default	€ 220

[1]	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.